Summary of Significant Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Long-Lived Assets	$ 27,599	$ 30,156
EMEA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	19,585	20,691
Americas [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	7,147	8,024
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 867	$ 1,441